Shareholders' Equity (Details) - USD ($)				6 Months Ended	11 Months Ended
	Mar. 05, 2021	Mar. 05, 2021	Feb. 03, 2021	Jun. 30, 2022	Dec. 31, 2021	Oct. 29, 2021
Shareholders' Equity (Details) [Line Items]
Preference shares, shares authorized				5,000,000	5,000,000
Preference shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Preference shares issued
Preference shares outstanding
Ordinary shares subject to possible redemption				31,588,011	31,588,011
Warrant, description				The Sponsor will have the option, at any time on or prior to the Maturity Date, to convert up to $1,000,000 outstanding under the Note into warrants to purchase Class A ordinary shares at a conversion price of $1.00 per warrant, with each warrant entitling the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to the same adjustments applicable to the Private Placement Warrants. As of August 12, 2022, there were no amounts outstanding under the Note.
Preferred Stock [Member]
Shareholders' Equity (Details) [Line Items]
Preference shares issued
Preference shares outstanding
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Share recapitalization amount	1.2
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Share recapitalization amount	1
Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized				500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Common stock voting rights				one	one
Ordinary shares outstanding				1,386,989	1,386,989
Ordinary shares issued				1,386,989	1,386,989
Ordinary shares subject to possible redemption				31,588,011	31,588,011
Warrant, description				The Class B ordinary shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of the initial Business Combination on a one-for-one basis, subject to adjustment for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein.	The Class B ordinary shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of the initial Business Combination on a one-for-one basis, subject to adjustment for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein.
Stock split, description				In the case that additional Class A ordinary shares or equity-linked securities are issued or deemed issued in connection with the initial Business Combination, the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, 20% of the total number of Class A ordinary shares outstanding after such conversion (after giving effect to any redemptions of Public Shares by Public Shareholders), including the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination (including the Forward Purchase Shares), excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants issued to the Sponsor, officers or directors upon conversion of working capital loans; provided that such conversion of Founder Shares will never occur on a less than one-for-one basis.	In the case that additional Class A ordinary shares or equity-linked securities are issued or deemed issued in connection with the initial Business Combination, the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, 20% of the total number of Class A ordinary shares outstanding after such conversion (after giving effect to any redemptions of Class A ordinary shares by Public Shareholders), including the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination (including the Forward Purchase Shares), excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans; provided that such conversion of Founder Shares will never occur on a less than one-for-one basis.
Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized				50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Common stock voting rights					one
Ordinary shares outstanding				8,243,750	8,243,750
Ordinary shares issued				8,243,750	8,243,750
Issued of ordinary shares					8,625,000
Aggregate shares				1,125,000	1,125,000
Sponsor paid (in Dollars)			$ 25,000
Price per share (in Dollars per share)			$ 0.003
Offering costs founder shares			7,187,500
Founder shares issued		8,625,000
Sponsor [Member]
Shareholders' Equity (Details) [Line Items]
Forfeited shares						381,250